Related party transactions (Details) € in Thousands	12 Months Ended
Jun. 30, 2022 EUR (€)
MYT Holding LLC | Mytheresa Group
Disclosure of transactions between related parties
Percentage of ownership	78.40%
MYT Ultimate Parent LLC
Disclosure of transactions between related parties
Receivables	€ 213
Liabilities	€ 838